SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
SHARE CAPITAL

NOTE 17 - SHARE CAPITAL:

a.  Composition:

Company share capital is composed of shares of NIS 0.01 par value, as follows:

	Number of shares
	December 31,
	2024	2023

Authorized ordinary shares (1)	39,994,000,000	19,994,000,000
Authorized preferred shares (reserved)	6,000,000	6,000,000
Issued and paid ordinary shares	12,899,831,000	7,869,853,000
Issued and paid – in ADSs term (2)	1,290,000	787,000

(1)	On March 21, 2024, the extraordinary general meeting of shareholders approved the increase of the authorized share capital of the Company to NIS 400,000,000, consisting of (i) 39,994,000,000 Ordinary Shares, NIS 0.01 par value per share, and (ii) 6,000,000 preferred shares, NIS 0.01 par value per share

(2)	On March 23, 2023, the Company changed the ADS ratio from 1 ADS representing 10 ordinary shares to 1 ADS representing 400 ordinary shares. On August 20, 2024, the Company changed the ADS to ordinary share ratio from 1 ADS representing 400 ordinary shares to 1 ADS representing 10,000 ordinary shares. All data denominated in ADS were adjusted for this ratio changes.
b.	On January 26, 2024, the Company issued 400,000 ADSs at a purchase price of $20 per ADS and warrants to purchase 400,000 ADSs at an exercise price of $25 per ADS. These warrants may be exercised in cash or on a cashless basis, are immediately exercisable, and expire in five years. The Company also issued to the placement agent warrants to purchase 24,000 ADSs under the same terms. The gross proceeds from the offering were $8 million, before deducting approximately $0.9 million in fees and expenses.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. Upon initial recognition the fair value of the warrants was adjusted to reflect the unrecognized day 1 loss. This unrecognized day 1 loss is amortized over the warrants’ contractual life. Issuance expenses amounted to $0.9 million allocated to the warrants were recorded directly in the Consolidated Statements of Comprehensive Income (Loss). See also note 4.

c.	On April 3, 2024, the Company issued 85,779 ADSs at a purchase price of $14.57 per ADS and warrants to purchase 85,779 ADSs at an exercise price of $18.75 per ADS. These warrants may be exercised in cash or on a cashless basis, are immediately exercisable and expire in five years. The gross proceeds from the offering were $1.25 million, before deducting offering expenses approximately $0.1 million in expenses.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. The consideration, net of issue expenses, was allocated to the various issued instruments. Out of the gross consideration, $0.9 million was allocated to the warrants. The remainder of approximately $0.35 million was allocated to equity. Issuance expenses allocated to the liability instruments were recorded directly in the Consolidated Statements of Comprehensive Income (Loss), while those allocated to equity were recorded against additional paid in capital. See also note 4.

d.	During 2024, the Company issued 17,218 ADSs resulting from vested RSUs that had been issued to employees officers, directors and consultants of the Company.
e.	On April 3, 2023, the Company completed a registered direct offering to an existing shareholder with gross proceeds to the Company of approximately $6 million, before deducting offering expenses of approximately $0.7 million. The offering consisted of 60,000 ADSs (or ADS equivalents which consist of pre-funded warrants with an exercise price of $0.025 per pre-funded warrant) as well as granted (i) Series A unregistered private warrants to purchase up to 60,000 ADSs, which had an exercise price of $118.75 per ADS (subsequently reduced to $33.75 per ADS as described below), were exercisable immediately after the issuance date and had a term of 5 years and (ii) Series B unregistered private warrants to purchase up to 60,000 ADSs, which had an exercise price of $100.00 per ADS (subsequently reduced to $45 per ADS as described below), were exercisable immediately after the issuance date and had a term of 9 months. In addition, as part of the offering the Company has agreed to amend certain existing warrants to purchase up to 13,204 ADSs with an exercise price of $1,480 per ADS and a termination date of November 11, 2027. The amended warrants have a reduced exercise price of $118.75 per ADS and a termination date of 5 years following the closing of the offering.

The warrants that were issued to the investors may be exercised either for cash or on a cashless basis and were classified as financial liability due to a net settlement provision. Loss from modification of warrants terms as part of the new registered offering with an existing shareholder, in an amount of $0.9 million, was included as a financial expense. See also note 17(c) regarding amendment to the above warrants.

The Company has issued to the placement agent warrants to purchase up to 3,600 ADSs with an exercise price of $125 per ADS, exercisable for 5 years.  These warrants were classified to the Equity.

f.	On July 25, 2023, the Company completed a registered direct offering to existing shareholders of 52,077 ADSs (or ADS equivalent which consist of pre-funded warrants with an exercise price of $0.025 per pre-funded warrant), for gross proceeds of approximately $1.8 million, before deducting offering expenses of approximately $0.4 million. In connection with this offering, the Company also agreed with the investors in this offering on the following:
(i)	To reduce the exercise price to $45.00 per ADS to the following existing warrants: (1) warrants originally issued on May 11, 2022 and subsequently amended on April 3, 2023, to purchase up to an aggregate of 13,204 ADSs at an exercise price of $118.75 per ADS, (2) warrants issued on December 6, 2022 to purchase up to an aggregate of 38,873 ADSs at an exercise price of $115.76 per ADS, and (3) Series B Warrants issued on April 3, 2023 to purchase up to an aggregate of 60,000 ADSs at an exercise price of $100.00 per ADS.
(ii)	Series A Warrants issued on April 3, 2023, to purchase 60,000 ADSs, will be exercised at a reduced exercise price of $33.75 per ADS, for gross proceeds of $2 million. New unregistered private warrants to purchase up to 60,000 ADSs will be granted to the same investor. The new warrants have an exercise price of $45.00 per ADS, are exercisable 6 months after the issuance date and have a term of 5 years.

The warrants that were issued to the investors may be exercised either for cash or on a cashless basis and were classified as financial liability due to a net settlement provision.

As part of the offering, the Company has issued to the placement agent warrants (i) to purchase up to 3,125 ADSs with an exercise price of $42.19 per ADS, exercisable for 5 years (ii) to purchase up to 3,600 ADSs with an exercise price of $42.19 per ADS, exercisable for 4.7 years. These warrants were classified to the Equity.

g.	On September 28, 2023, the Company entered into a warrant reprice and reload letter of certain existing warrants to purchase (i) up to 13,204 ADSs with an exercise price of $45.00 per ADS and a termination date of April 3, 2028, (ii) up to 38,873 ADSs with an exercise price of $45.00 per ADS and a termination date of December 6, 2027, (iii) up to 60,000 ADSs with an exercise price of $45.00 per ADS and a termination date of January 3, 2024, and (iv) up to 60,000 ADSs with an exercise price of $$45.00 per ADS and a termination date of April 3, 2028, pursuant to which such investors agreed to exercise their existing warrants in full at a reduced exercise price of $11.75 per ADS for aggregate gross proceeds of approximately $2.0 million, before deducting offering expenses of approximately $0.2 million. In exchange, the exercising holders received new unregistered warrants to purchase up to an aggregate 344,154 ADSs at an exercise price of $11.75 per ADS and with exercise terms ranging from eighteen months to five years.

As part of the offering, the Company has issued to the placement agent warrants to purchase up to 10,325 ADSs with an exercise price of $14.69 per ADS, exercisable for 5 years. These warrants were classified to the Equity.

h.	Between November 27, 2023, and November 29, 2023, the warrants issued in September 2023 as described above were exercised for a total of approximately $4 million gross proceeds to the Company.
i.	The fair value of the warrants that were issued to the investors was computed using the Black and Scholes option pricing model. The fair value of the outstanding warrants that were issued to the investors as of December 31, 2024, was based on the price of an ADS on December 31, 2024, and based on the following parameters: risk-free interest rates of 4.27%-4.34% and an average standard deviation of 131.6%-148.37%.
j.	During 2023, the Company issued 1,893 ADSs resulting from vested RSUs that had been issued to employees and consultants of the Company.